LITIGATION (DETAILS) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)
Litigation [Line Items]
Portfolio Amount Of Client Seeking Damages (in British Pounds)		£ 500
Damages sought			177	234
Realized Losses In Portfolio	$ 125